Summary of Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	39,497,770	27,441,220	24,540,392
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,866,953	6,275,555	5,323,054
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,242,701	13,650,844	11,668,364
Contingent consideration [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	20,309,723	0	0
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,078,393	0	0
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	32,554	32,554
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	21,928	21,928
Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		0	0
Series D Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	7,460,339	7,494,492